Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current tax expense [Abstract]
Federal	$ 19,864	$ 22,046	$ 22,612
State	1,647	2,386	2,531
Total current tax expense	21,511	24,432	25,143
Deferred tax expense (benefit)	3,011	2,964	(1,426)
Total income tax expense	24,522	27,396	23,717
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration	(4,992)	(3,885)
Difference in reporting the allowance for loan losses, net	18,576	21,006
Other income or expense not yet reported for tax purposes	2,607	2,325
Depreciable assets	(796)	(1,040)
Net deferred tax asset at end of year	15,395	18,406	21,370
Net deferred tax asset at beginning of year	18,406	21,370
Deferred tax expense	3,011	2,964	$ (1,426)
Deferred tax assets, unrealized losses on available-for-sale securities	3,000	2,400
Deferred tax assets, unrecognized overfunded position in company's pension and postretirement benefit plans	$ 193	$ 535
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Increase/(decrease) in taxes resulting from: [Abstract]
Tax exempt income	(0.10%)	(0.10%)	(0.30%)
State income tax (including alternative minimum tax),net of federal tax benefit	1.80%	2.70%	2.30%
Other items	0.00%	0.70%	0.30%
Effective income tax rate	36.70%	38.30%	37.30%
Unrecognized pre-tax benefit and changes in those benefits [Roll Forward]
Unrecognized tax benefit, beginning balance	$ 213	$ 213
Change in unrecognized tax reserve	0	0
Unrecognized tax benefit, ending balance	$ 213	$ 213	$ 213
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2012
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2015
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2012
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2015